UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:      811-21125

          BlackRock California Municipal Income Trust II
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock California Municipal Income Trust II
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:     888-825-2257

Date of fiscal year end:      August 31, 2006
Date of reporting period:   November 30, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2005 (Unaudited)

BlackRock California Municipal Income Trust II (BCL)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—156.9%
			California—153.4%
			Anaheim Pub. Fin. Auth., Pub. Impvt. Proj.,
AAA	$15,000		Ser. C, Zero Coupon, 9/01/34, FSA	No Opt. Call	$ 3,459,450
AAA	10,000		Ser. C, Zero Coupon, 9/01/36, FSA	No Opt. Call	2,082,500
A	8,000		California, GO, 5.50%, 11/01/33	11/13 @ 100	8,642,880
A+	2,690		Chula Vista Ca Indl. Dev. Rev., San. Diego Gas Proj., Ser. B, 5.00%, 12/01/27	12/15 @ 102	2,694,788
A+	2,330		Chula Vista Ca Indl. Dev. Rev., San. Diego Gas Proj., Ser. D, 5.00%, 12/01/27	12/15 @ 102	2,344,563
AAA	6,000		Corona Norco Unified Sch. Dist., Spec. Tax Rev., Cmnty. Facs. Dist. No. 98-1, 5.10%,
			9/01/32, AMBAC	09/12 @ 100	6,161,220
A	6,000	[3,4]	Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A, 5.375%, 5/01/12	N/A	6,677,460
			Foothill/Eastn. Transp. Corridor Agcy. Toll Rd. Rev.,
BBB	6,550		Zero Coupon, 1/15/30	01/10 @ 30.966	1,601,213
AAA	15,470	[5]	Ser. A, Zero Coupon, 1/01/26	ETM	5,974,514
AAA	4,890	[5]	Ser. A, Zero Coupon, 1/01/30	ETM	1,511,548
			Golden St. Tobacco Sec. Corp.,
A-	3,700		Ser. A, 5.00%, 6/01/45	06/15 @ 100	3,689,011
BBB	2,900		Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	3,202,963
BBB	11,100		Ser. A-1, 6.75%, 6/01/39	06/13 @ 100	12,382,494
AAA	5,650	[3]	Ser. B, 5.50%, 6/01/13	N/A	6,255,397
AAA	3,000	[3]	Ser. B, 5.625%, 6/01/13	N/A	3,345,660
AAA	2,500		Hlth. Facs. Fin. Auth., Rand Corp. Proj., Ser. A, 5.25%, 4/01/42, AMBAC	04/12 @ 100	2,603,400
AAA	6,100		Infastructure & Econ. Dev. Bay Area Toll Brdgs., Ser. A, 5.00%, 7/01/36, AMBAC	07/13 @ 100	6,297,640
A+	1,735		Infrastructure & Econ. Dev. Kaiser Hosp. Asst. LLC Proj., Ser. A, 5.55%, 8/01/31	08/11 @ 102	1,825,376
AAA	5,000		La Quinta Redev. Agcy. Tax Allocation, Redev. Proj. Area No. 1, 5.125%, 9/01/32, AMBAC	09/12 @ 102	5,194,100
AAA	5,500		Los Angeles Dept. of Wtr. & Pwr., Wtr. Wks. Rev., Ser. A, 5.125%, 7/01/41, FGIC	07/11 @ 100	5,656,640
B-	1,785		Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines, Inc. Proj., Ser. C,
			7.50%, 12/01/24	12/12 @ 102	1,781,662
A	3,500		Mobilehome Park Fin. Auth., Palomar Estates East & West Proj., Ser. A, 5.25%, 3/15/34,
			ACA	03/13 @ 102	3,584,945
			Oxnard Impvt. Bond, Dist. No. 1 Spec. Assmt., 1 Rice Ave. Proj.,
NR	1,910		5.625%, 9/02/27	03/06 @ 103	1,911,719
NR	1,905		5.70%, 9/02/32	03/06 @ 103	1,905,857
BBB	1,180		Poll. Ctrl. Sld. Wst., Wst. Mgmt., Inc. Proj., Ser. A-2, 5.40%, 4/01/25	04/15 @ 101	1,222,374
			Poway Unified Sch. Dist., Spl. Tax Rev., Cmnty. Facs. Dist. No. 6 Proj.,
NR	1,500		5.50%, 9/01/25	09/10 @ 102	1,525,665
NR	1,700		5.60%, 9/01/33	09/10 @ 102	1,728,152
BBB	2,470		Rohnert Park Fin. Auth., Rancho Feliz Mobile Home Park Proj., Ser. A, 5.625%, 9/15/28	09/13 @ 100	2,458,762
AAA	5,000	[3]	Sacramento City Fin. Auth., Cap. Impvt., Ser. A, 5.00%, 6/01/11, AMBAC	N/A	5,389,700
NR	6,000		San Bernardino Cnty., Spl. Tax Rev., Cmnty. Facs., 5.90%, 9/01/33	09/12 @ 102	6,325,860
AAA	8,665		San Diego Unified Sch. Dist., GO, Ser. D, 5.25%, 7/01/23, FGIC	07/12 @ 101	9,451,522
NR	5,000		San Francisco City & Cnty. Redev. Agcy., Cmnty. Facs. Dist., Mission Bay South Proj.,
			6.25%, 8/01/33	08/11 @ 101	5,293,900
AAA	30,000		San Joaquin Hills Transp. Corridor Agcy., Toll Rd. Rev. Proj., Ser. A, Zero Coupon,
			1/15/34, MBIA	No Opt. Call	7,085,700
NR	8,000		San Jose Multi-Fam. Hsg., Helzer Courts Apts. Proj., Ser. A, 6.40%, 12/01/41	12/09 @ 102	7,675,120
			Santa Clarita Facs. Dist., Valencia Town Ctr. Proj.,
NR	1,640		5.80%, 11/15/25	11/10 @ 102	1,679,409
NR	1,500		5.85%, 11/15/32	11/10 @ 102	1,535,115
AAA	2,685		Santa Rosa Wstwtr., Ser. B, Zero Coupon, 9/01/25, AMBAC	No Opt. Call	1,034,638
BBB	2,200		So. Tahoe Joint Pwr. Fin. Auth., So. Tahoe Redev. Proj. 1-A, 5.45%, 10/01/33	10/13 @ 100	2,243,296
A	7,000		Statewide Cmnty. Dev. Auth. Mem. Hlth. Svcs. Proj., Ser. A, 5.50%, 10/01/33	04/13 @ 100	7,329,770
			Statewide Cmnty. Dev. Auth.,
A+	5,000		Kaiser Permanente Proj., Ser. A, 5.50%, 11/01/32	11/12 @ 100	5,224,350
AA-	8,000		Sutter Hlth. Oblig Corp. Proj., Ser. B, 5.50%, 8/15/34	08/12 @ 100	8,344,720
BBB	1,600		Tobacco Sec. Auth. So. California, Tobacco Settlement Rev., Ser. A, 5.625%, 6/01/43	06/12 @ 100	1,633,264
NR	2,000		Tustin Unified Sch. Dist., Spec. Tax Rev., Cmnty. Facs. Dist. 97-1 Proj., Ser. B,
			5.60%, 9/01/29	09/12 @ 101	2,016,660
AAA	2,000		Univ. of California, Ser. A, 5.00%, 5/15/33, AMBAC	05/13 @ 100	2,057,520
NR	1,170		Val Verde Unified Sch. Dist. Fin. Auth., Spec. Tax Rev., 6.25%, 10/01/28	10/13 @ 102	1,221,351

1

BlackRock California Municipal Income Trust II (BCL) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			California—(continued)
AAA	$ 2,000 [3]		Vernon Elec. Sys., Malburg Generating Station Proj., 5.50%, 4/01/08	N/A	$ 2,104,820

					185,368,668

			Multi-State—3.5%
			Charter Mac Equity Issuer Trust,
A3	500	[6]	Ser. A, 5.75%, 4/30/15	No Opt. Call	528,640
A3	1,000	[6]	Ser. A, 6.00%, 4/30/19	No Opt. Call	1,062,540
Baa1	1,500	[6]	Ser. B, 6.00%, 4/30/15	No Opt. Call	1,566,705
Baa1	1,000	[6]	Ser. B, 6.30%, 4/30/19	No Opt. Call	1,063,360

					4,221,245

			Total Long-Term Investments (cost $177,464,448)		189,589,913

	Shares
	(000)

			MONEY MARKET FUND—0.9%
	1,100		AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $1,100,000)		1,100,000

			Total Investments—157.8% (cost $178,564,4487)		$190,689,913
			Other assets in excess of liabilities—1.8%		2,129,988
			Preferred shares at redemption value, including dividends payable—(59.6)%		(71,968,743)

			Net Assets Applicable to Common Shareholders—100%		$120,851,158

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch Ratings rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	Security, or a portion thereof, pledged as collateral with a value of $1,112,910 on 190 short U.S. Treasury Note futures contracts expiring December 2005, 141 short U.S. Treasury Note futures contracts expiring March 2006 and 118 short U.S. Treasury Bond futures contracts expiring March 2006. The value of such contracts on November 30, 2005 was $49,182,125, with an unrealized gain of $633,588.
[5]	Security is collateralized by U.S. Treasury obligations.
[6]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of November 30, 2005, the Trust held 3.5% of its net assets, with a current market value of $4,221,245, in securities restricted as to resale.
[7]	Cost for Federal tax purposes is $178,548,398. The net unrealized appreciation on a tax basis is $12,141,515, consisting of $12,581,389 gross unrealized appreciation and $439,874 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ACA	— American Capital Access	FSA	— Financial Security Assurance
AMBAC	— American Municipal Bond Assurance Corp.	GO	— General Obligation
ETM	— Escrowed to Maturity	MBIA	— Municipal Bond Insurance Assoc.
FGIC	— Financial Guaranty Insurance Co.

2

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including its principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      BlackRock California Municipal Income Trust II

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: January 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: January 25, 2006

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: January 25, 2006